Stock-based compensation - Summary of Number of shares granted during the period (Detail) - Restricted Stock Plan [Member]	12 Months Ended
	Mar. 31, 2026 JPY (¥) shares	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2024 JPY (¥) shares
Disclosure Of Number And Fair Value Of Other Equity Instruments [Line Items]
Grant date	June 30, 2025	June 28, 2024	June 30, 2023
Number of shares granted (shares) | shares	689,400	617,500	475,600
Fair value per share on the grant date (Yen) | ¥	¥ 2,706	¥ 3,599	¥ 1,916.5